Overlay Shares Small Cap Equity ETF
Schedule of Investments
November 30, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Exchange Traded Funds - 99.6%
iShares Core S&P Small-Cap ETF (a)(b)	76,747	$7,815,914
TOTAL EXCHANGE TRADED FUNDS (Cost $7,978,607)		7,815,914

MONEY MARKET FUNDS - 1.6%
First American Government Obligations Fund - Class X, 3.66% (c)	128,227	128,227
TOTAL MONEY MARKET FUNDS (Cost $128,227)		128,227

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
CBOE S&P 500 Index
Expiration: December 2022, Exercise Price: $3,780 (f)	2	180	$816,022
Expiration: December 2022, Exercise Price: $3,815 (f)	2	420	816,022
TOTAL PURCHASED OPTIONS (Cost $1,252)		600

Total Investments (Cost $8,108,086) - 101.2%		7,944,741
Other Assets in Excess of Liabilities - (1.2)%		(99,875)
TOTAL NET ASSETS - 100.0%		$7,844,866

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $2,997,049.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Less than 0.05%.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Small Cap Equity ETF
Schedule of Written Options
November 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.3)%
WRITTEN PUT OPTIONS - (0.3)%
CBOE S&P 500 Index
Expiration: December 2022, Exercise Price: $3,900	2	$540	$816,022
Expiration: December 2022, Exercise Price: $3,935	2	1,600	816,022
TOTAL WRITTEN OPTIONS (Premiums Received $4,984)		$2,140

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$7,815,914	$-	$-	$7,815,914
Money Market Funds	128,227	-	-	128,227
Purchased Put Options	600	-	-	600
Total Investments - Assets	$7,944,741	$-	$-	$7,944,741
Other Financial Instruments - Liabilities:
Written Put Options	$2,140	$-	$-	$2,140